Insurance contracts in the financial services segment - Summary of cash flows of insurance contracts for major currencies (Detail)	Mar. 31, 2024	Mar. 31, 2023
1 year [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	0.06%	(0.10%)
1 year [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.11%	4.73%
5 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	0.38%	0.11%
5 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.25%	3.65%
10 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	0.77%	0.40%
10 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.25%	3.54%
20 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	1.58%	1.10%
20 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.63%	4.00%
30 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	1.95%	1.36%
30 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.37%	3.71%
40 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.14%	1.50%
40 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.07%	3.54%